Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Increase in deferred tax assets, valuation allowance	$ 243,382,000	$ 56,716,000
Operating loss carryforwards and tax credit carryforward, limitations on use	In the event the Company has a change of ownership, utilization of net operating losses and tax credit carryforwards may be limited. Certain acquired net operating losses and tax credits are subject to limitations.
Unrecognzed tax benefits	$ 17,834,000	$ 5,256,000	$ 2,360,000
Unrecognized tax benefits that would impact effective tax rate	0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 913,578,000
Operating loss carry forwards beginning expiration year	2036
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 41,623,000
Tax credit carry forward beginning expiration year	2037
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 728,261,000
Operating loss carry forwards beginning expiration year	2029
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 21,358,000
Tax credit carry forward beginning expiration year	2032